Member loans (Details)	9 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended							1 Months Ended	12 Months Ended						12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Feb. 28, 2009 Demand Loans [Member] USD ($)	Dec. 31, 2012 Demand Loans [Member] USD ($)	Dec. 31, 2011 Demand Loans [Member] USD ($)	Dec. 31, 2010 Demand Loans [Member] USD ($)	Sep. 30, 2013 Demand Loans [Member] USD ($)	Dec. 31, 2007 Demand Loans [Member] USD ($)	Dec. 31, 2007 Demand Loans [Member] Minimum [Member]	Dec. 31, 2007 Demand Loans [Member] Maximum [Member]	Oct. 31, 2009 Notes Payable Related Party [Member] USD ($)	Dec. 31, 2012 Notes Payable Related Party [Member] USD ($)	Dec. 31, 2011 Notes Payable Related Party [Member] USD ($)	Dec. 31, 2010 Notes Payable Related Party [Member] USD ($)	Oct. 13, 2009 Notes Payable Related Party [Member] USD ($)	Dec. 09, 2011 Loan Agreement One [Member] GBP (£)	Dec. 09, 2011 Loan Agreement Two [Member] GBP (£)	Dec. 31, 2012 Loan Agreements [Member] USD ($)	Dec. 31, 2011 Loan Agreements [Member] USD ($)	Dec. 31, 2009 Loan Agreements [Member] USD ($)	Sep. 30, 2013 Loan Agreements [Member] USD ($)
Debt Instrument [Line Items]
Loans payable	$ 7,377,318		$ 5,027,613				$ 4,181,391	$ 3,760,211		$ 6,473,702						$ 782,253					$ 846,222			$ 903,616
Interest rate												6.00%	12.00%					12.00%	8.00%	8.00%
Conversion of debt to equity					644,771	1,000,000
Note payable forgiven							500,000
Accrued interest on member loans			277,633				1,106,614	885,434		1,398,925						5,601
Interest expense	349,705	141,417	281,180	362,431	362,168		281,299	252,405	266,165						8,408	110,026	101,003				45,379
Face value of debt											4,392,777							750,000	230,000	300,000
Maturity														Oct. 13, 2014
Additional funding														$ 26,652